Segments - Business Segment Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Information [Line Items]
Revenues	$ 1,441	$ 1,351	$ 1,342	$ 1,273	$ 1,393	$ 1,343	$ 1,352	$ 1,240	$ 5,407	$ 5,328	$ 4,935
Business segment income/(loss)									1,504	1,450	1,324
Depreciation and amortization									493	502	530
Restructuring charges									85	83	59
Stock-based compensation									34	27	18
Other items									12	112	44
Operating income/(loss)	282	244	229	125	260	233	211	22	880	726	673
Total assets	14,585				14,504				14,585	14,504
Capital expenditures									358	367	334
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Segment Information [Line Items]
Revenues									3,420	3,409	3,108
Business segment income/(loss)									686	699	656
Depreciation and amortization									208	198	202
Restructuring charges									60	57	27
Stock-based compensation									10	8	7
Other items									(1)	4	6
Operating income/(loss)									409	432	414
Total assets	6,885				6,782				6,885	6,782
Capital expenditures									171	178	156
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Segment Information [Line Items]
Revenues									1,987	1,919	1,827
Business segment income/(loss)									846	778	701
Depreciation and amortization									274	294	313
Restructuring charges									18	15	15
Stock-based compensation									7	5	3
Other items											2
Operating income/(loss)									547	464	368
Total assets	6,706				6,560				6,706	6,560
Capital expenditures									179	182	164
Corporate and eliminations
Segment Information [Line Items]
Business segment income/(loss)									(28)	(27)	(33)
Depreciation and amortization									11	10	15
Restructuring charges									7	11	17
Stock-based compensation									17	14	8
Other items									13	108	36
Operating income/(loss)									(76)	(170)	(109)
Total assets	236				368				236	368
Capital expenditures									3		8
Expositions
Segment Information [Line Items]
Total assets	758				794				758	794
Capital expenditures									$ 5	$ 7	$ 6